Financial Risk Management (Tables)	12 Months Ended
Jun. 30, 2022
Disclosure Of Financial Risk Management [Abstract]
Schedule of Balances Held at the End of Year with an Analysis which Assesses Impact on Profit and Loss Due to Change in Exchange Rate

The balances held at the end of the year that give rise to currency risk exposure are presented in USD in the following table, together with a sensitivity analysis which assesses the impact that a change of +/-20% in the exchange rate as of June 30, 2022 and June 30, 2021 would have had on the Group’s reported net profits/(losses) and/or equity balance. The bank balances held at the end of the year that are presented in the following table give rise to currency risk exposure as they are not in the functional currency of the entity in which it is held.

		+20%	-20%
(in U.S. dollars, in thousands) As of June 30, 2022	Foreign currency balance held	Profit/(Loss) USD	Profit/(Loss) USD
Bank accounts – USD	USD 93	$19	$(19)
Bank accounts – CHF	CHF 55	$12	$(12)
Bank accounts – SGD	SGD 140	$20	$(20)
Bank accounts – EUR	EUR 289	$60	$(60)
Trade and other receivables - SGD	SGD 205	$30	$(30)
Trade and other receivables - CHF	CHF 6	$1	$(1)
Trade and other receivables - EUR	EUR 153	$32	$(32)
Trade payables and accruals - USD	(USD 274)	$(55)	$55
Trade payables and accruals - AUD	(AUD 752)	$(104)	$104
Trade payables and accruals - SGD	(SGD 429)	$(62)	$62
Trade payables and accruals - GBP	(GBP 50)	$(12)	$12
Trade payables and accruals - EUR	EUR (42)	$(9)	$9
Trade payables and accruals - CHF	(CHF 36)	$(7)	$7
Provisions – USD	(USD 1,750)	$(350)	$350
Provisions – SGD	(SGD 62)	$(9)	$9
		$(434)	$434

		+20%	-20%
(in U.S. dollars, in thousands) As of June 30, 2021	Foreign currency balance held	Profit/(Loss) USD	Profit/(Loss) USD
Bank accounts – USD	USD 2	$0	$(0)
Bank accounts – CHF	CHF 68	$15	$(15)
Bank accounts – SGD	SGD 33	$5	$(5)
Bank accounts – EUR	EUR 147	$35	$(35)
Trade and other receivables - SGD	SGD 369	$55	$(55)
Trade and other receivables - CHF	CHF 5	$1	$(1)
Trade and other receivables - EUR	EUR 136	$32	$(32)
Trade payables and accruals - USD	(USD 1,792)	$(358)	$358
Trade payables and accruals - AUD	(AUD 392)	$(59)	$59
Trade payables and accruals - SGD	(SGD 356)	$(53)	$53
Trade payables and accruals - GBP	(GBP 47)	$(13)	$13
Trade payables and accruals - EUR	EUR (53)	$(13)	$13
Trade payables and accruals - CHF	(CHF 53)	$(12)	$12
Provisions – USD	(USD 1,750)	$(350)	$350
Provisions – SGD	(SGD 94)	$(14)	$14
		$(729)	$729

Summary of Borrowings of Interest Rate Changes

The exposure of the Group’s borrowing to interest rate changes are as follows:

	As of		As of
	Jun 30, 2022		June 30, 2021
(in U.S. dollars, in thousands, except percent data)	Total	% of total loans	Total	% of total loans
Financial liabilities
Current borrowings
Variable rate borrowings – Hercules	—	0%	52,864	55%
Non-current borrowings
Variable rate borrowings – Hercules	—	0%	—	0%
	—	0%	52,864	55%

Schedule of Borrowings which Expose Interest Rate Risk Together with the Maximum and Minimum Interest Rates Being Earned	The effect on profit is shown if interest rates change by 5%, in either direction, is as follows:

	As of			As of
	Jun 30, 2022			June 30, 2021
(in U.S. dollars, in thousands, except percent data)	Low	High	USD	Low	High	USD
Borrowings – USD	0.00%	0.00%	0(1)	9.70%	9.70%	52,864(1)
Rate increase by 5%	0.00%	0.00%	-	10.19%	10.19%	243
Rate decrease by 5%	0.00%	0.00%	-	9.22%	9.22%	(243)

(1)

Effect on profit/loss of interest rate changes is based on the loan principal amount of nil as of June 30, 2022, and loan principal amount of $50.0 million as of June 30, 2021. In November 2021, proceeds provided by Oaktree were used to repay the outstanding balance with Hercules.

Schedule of Deposits Held which Derive Interest Revenue with Maximum and Minimum Interest Rates Being Earned

The deposits held which derive interest revenue are described in the table below, together with the maximum and minimum interest rates being earned as of June 30, 2022 and June 30, 2021. The effect on profit is shown if interest rates change by 10%, in either direction, is as follows:

	As of					As of
	Jun 30, 2022					June 30, 2021
(in U.S. dollars, in thousands, except percent data)	Low		High		USD	Low		High		USD
Funds invested – USD	0.00	%(1)	0.00	%(1)	49,383	0.00	%(1)	0.00	%(1)	107,564
Rate increase by 10%	0.03	%(1)	0.03	%(1)	15	0.03	%(1)	0.03	%(1)	32
Rate decrease by 10%	0.03	%(1)	0.03	%(1)	(15)	0.03	%(1)	0.03	%(1)	(32)

AUD	Low		High		AUD	Low		High		AUD
Funds invested – AUD	1.50%		1.50%		600	0.24%		0.24%		600
Rate increase by 10%	1.65%		1.65%		1	0.26%		0.26%		0
Rate decrease by 10%	1.35%		1.35%		(1)	0.22%		0.22%		(0)

(1)

The interest rate reduced to 0% during the period ended June 30, 2021 and has remained at 0% for the period ended June 30, 2022. The sensitivity assumes the interest rate to increase or decrease by 0.03%, which is consistent with prior periods.

Summary of Borrowing to Price Rate Changes

The exposure of the Group’s borrowing to price rate changes are as follows:

	As of		As of
	Jun 30, 2022		June 30, 2021
(in U.S. dollars, in thousands, except percent data)	Total	% of total loans	Total	% of total loans
Financial liabilities
Current borrowings
Borrowings – NovaQuest	372	0%	336	0%
Non-current borrowings
Borrowings – NovaQuest	47,898	50%	41,045	45%
	48,270	50%	41,381	45%

Schedule of Group's Receivables

Credit risk is the risk that one party to a financial instrument will fail to discharge its obligation and cause financial loss to the other party. The maximum exposure to credit risk at the end of the reporting period is the carrying amount of each class of financial assets. The Group’s receivables are tabled below.

	As of June 30,
(in U.S. dollars, in thousands)	2022	2021
Cash and cash equivalents
Deposits at call (Note 5(a)) - minimum A rated	413	451
Cash at bank (Note 5(a)) - minimum A rated	60,033	136,430
Trade and other receivables
Receivable from other parties (non-rated)	2,382	2,122
Receivable from the Australian Government (Income Tax)	5	—
Receivable from the Australian Government (Foreign Withholding Tax)	400	400
Receivable from minimum A rated bank deposits (interest)	254	257
Receivable from the Australian Government (Goods and Services Tax)	102	388
Receivable from the United States Government (Income Tax)	20	3
Receivable from the Swiss Government (Value-Added Tax)	105	—
Receivable from the United States Government (U.S. tax credits)	2	—
Other non-current assets
Receivable from the United States Government (U.S. tax credits)	1,473	1,473

Schedule of Maturity Profile of Anticipated Future Contractual Cash Flows Borrowings and Carrying Value

As of June 30, 2022, the maturity profile of the anticipated future contractual cash flows, on an undiscounted basis and removing probability adjustments as applicable for contingent consideration, and which, therefore differs from the carrying value, is as follows:

(in U.S. dollars, in thousands)	Within 1 year	Between 1-2 years	Between 2-5 years	Over 5 years	Total contractual cash flows	Carrying amount
Borrowings(1)(2)	(5,628)	(12,575)	(157,009)	—	(175,212)	(96,634)
Trade payables	(23,079)	—	—	—	(23,079)	(23,079)
Lease liabilities	(3,682)	(4,824)	(2,714)	—	(11,220)	(10,271)
Contingent consideration(3)	(1,179)	(2,130)	(6,795)	—	(10,104)	(5,457)
	(33,568)	(19,529)	(166,518)	—	(219,615)	(135,441)